Schedule of Total Income Taxes Allocation (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Taxes [Line Items]
Provision for income taxes relating to continuing operations	$ 100,280	¥ 8,223,000	¥ 22,410,000	¥ 28,065,000
Foreign currency translation adjustments	(305)	(25,000)	(20,000)	(2,000)
Net unrealized gains and losses on securities	10,207	837,000	65,000	361,000
Net unrealized gains and losses on derivatives	(85)	(7,000)	(8,000)	(547,000)
Pension liability adjustments	(133,268)	(10,928,000)	(94,000)	4,761,000
Total	$ (23,171)	¥ (1,900,000)	¥ 22,353,000	¥ 32,638,000